SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE MEASUREMENT (Details)	Dec. 31, 2022 USD ($)
Platform Operator, Crypto Asset [Line Items]
Marketable securities	$ 16,806,009
Total	16,806,009
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Total
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities	16,806,009
Total	16,806,009
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Marketable securities
Total